Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103-7098
Telephone 215.564.8000

1933 Act Rule 497(j) filing
1933 Act File No.: 333-170106
1940 Act File No.: 811-22486

Fabio Battaglia
fbattaglia@stradley.com
215.564.8077

August 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	GPS Funds II (the “Registrant”)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating to the GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 40/43 filed electronically with the Commission on July 28, 2022.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number or to Miranda Sturgis at 215.564.8131 in my absence.

Sincerely,

/s/ Fabio Battaglia
Fabio Battaglia, Esq.